Geographical Information (Tables)	12 Months Ended
Sep. 30, 2022
MARIADB CORPORATION AB [Member]
Summary Of Long-Lived Assets by Geographic Location
The following table sets forth long-lived assets, which primarily include property and equipment, net, and operating lease right-of-use
assets by geographic location:

	As of September 30,
	2022	2021
United States	$1,303	$1,876
Bulgaria	123	317
Finland	131	355
Other counties	41	23

Total long-lived assets	$1,598	$2,571